LEASE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
LEASE
Right-of-use assets	$ 234,882		$ 175,160
Operating lease liability	$ 189,149		$ 100,000
Weighted average term, operating lease	1 year 7 months 6 days		1 year 8 months 1 day
Weighted average discount rate, operating lease	7.06%		6.00%
Operating lease expenses	$ 200,000	$ 200,000